Note 11 - Benefits Plans (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Year Ended December 31,	2024	2023

Shares held by the ESOP	75,080	75,080
Fair value per share	$25.00	$23.50
Maximum cash obligation	$1,877,000	$1,764,000